Stock-Based Compensation Plans	6 Months Ended
Jun. 30, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Stock-Based Compensation Plans

21. STOCK-BASED COMPENSATION PLANS

Cenovus has a number of stock-based compensation plans which include stock options with associated NSRs, performance share units (“PSUs”), restricted share units (“RSUs”) and deferred share units (“DSUs”). The following tables summarize information related to Cenovus’s stock-based compensation plans:

	Units Outstanding	Units Exercisable
As at June 30, 2019	(thousands)	(thousands)
NSRs	32,214	24,546
PSUs	6,864	-
RSUs	8,666	-
DSUs	1,541	1,541

The weighted average exercise price of NSRs as at June 30, 2019 was $22.79.

	Units Granted	Units Vested and Exercised/ Paid Out
For the six months ended June 30, 2019	(thousands)	(thousands)
NSRs	3,744	(59)
PSUs	2,511	-
RSUs	2,489	(1,108)
DSUs	241	(73)

In the six months ended June 30, 2019, 59 thousand NSRs, with a weighted average exercise price of $9.48, were exercised and net settled for 13 thousand common shares (Note 19).

The following table summarizes the stock-based compensation expense (recovery) recorded for all plans:

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2019	2018	2019	2018
NSRs	2	2	5	4
PSUs	4	9	2	(2)
RSUs	4	8	13	7
DSUs	-	4	5	5
Stock-Based Compensation Expense (Recovery)	10	23	25	14
Stock-Based Compensation Costs Capitalized	5	7	9	5
Total Stock-Based Compensation	15	30	34	19